RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

31. RELATED PARTY DISCLOSURES

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company’s Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the years ended December 31, 2021 and 2020 are as follows:

($ millions)	2021	2020
Sales(1)	1 011	458
Purchases	247	130
Accounts receivable	70	26
Accounts payable and accrued liabilities	17	16

(1)	Includes sales to Petroles Cadeko Inc. of $411 million (2020 - $93 million) and Parachem Chemicals Inc. of $343 million (2020 – $173 million).

Compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2021	2020
Salaries and other short-term benefits	8	9
Pension and other post-retirement benefits	3	3
Share-based compensation	47	(9)
	58	3